Stockholders' Equity	12 Months Ended
Dec. 31, 2015
Stockholders' Equity [Abstract]
Stockholders' Equity

NOTE 14 — STOCKHOLDERS’ EQUITY

In conjunction with the OneWest Transaction, consideration paid included the issuance of approximately 30.9 million shares of CIT Group Inc. common stock, which came out of Treasury shares. A roll forward of common stock activity is presented in the following table.

	Issued	Less Treasury	Outstanding
Common Stock – December 31, 2014	203,127,291	(22,206,716)	180,920,575
Common stock issuance - acquisition(1)	–	30,946,249	30,946,249
Restricted stock issued	1,273,708	–	1,273,708
Repurchase of common stock	–	(11,631,838)	(11,631,838)
Shares held to cover taxes on vesting restricted shares and other	–	(533,956)	(533,956)
Employee stock purchase plan participation	46,770	–	46,770
Common Stock – December 31, 2015	204,447,769	(3,426,261)	201,021,508

(1)Excludes approximately 1.0 million of unvested RSUs.

We declared and paid dividends totaling $0.60 per common share during 2015. We declared and paid cash dividends totaling $0.50 per common share during 2014.

Accumulated Other Comprehensive Income/(Loss)

Total comprehensive income was $1,048.4 million for the year ended December 31, 2015, compared to  $1,069.7 million for the year ended December 31, 2014 and $679.8 million for the year ended December 31, 2013, including accumulated other comprehensive loss of $142.1 million and $133.9 million at December 2015 and 2014, respectively.

The following table details the components of Accumulated Other Comprehensive Loss, net of tax:

Components of Accumulated Other Comprehensive Income (Loss) (dollars in millions)

	December 31, 2015			December 31, 2014
	Gross Unrealized	Income Taxes	Net Unrealized	Gross Unrealized	Income Taxes	Net Unrealized
Foreign currency translation adjustments	$(29.8)	$(35.9)	$(65.7)	$(75.4)	$–	$(75.4)
Changes in benefit plan net gain (loss) and prior service (cost)/credit	(76.3)	7.0	(69.3)	(58.7)	0.2	(58.5)
Unrealized net gains (losses) on available for sale securities	(11.4)	4.3	(7.1)	–	–	–
Total accumulated other comprehensive loss	$(117.5)	$(24.6)	$(142.1)	$(134.1)	$0.2	$(133.9)

The following table details the changes in the components of Accumulated Other Comprehensive Income (Loss), net of income taxes:

Changes in Accumulated Other Comprehensive Loss by Component (dollars in millions)

	Foreign currency translation adjustments	Changes in benefit plan net gain (loss) and prior service (cost) credit	Changes in fair values of derivatives qualifying as cash flow hedges	Unrealized net gains (losses) on available for sale securities	Total AOCI
Balance as of December 31, 2014	$(75.4)	$(58.5)	$–	$–	$(133.9)
AOCI activity before reclassifications	(70.8)	(12.8)	–	(7.1)	(90.7)
Amounts reclassified from AOCI	80.5	2.0	–	–	82.5
Net current period AOCI	9.7	(10.8)	–	(7.1)	(8.2)
Balance as of December 31, 2015	$(65.7)	$(69.3)	$–	$(7.1)	$(142.1)

Balance as of December 31, 2013	$(49.4)	$(24.1)	$(0.2)	$0.1	$(73.6)
AOCI activity before reclassifications	(41.8)	(42.5)	0.2	(0.6)	(84.7)
Amounts reclassified from AOCI	15.8	8.1	–	0.5	24.4
Net current period AOCI	(26.0)	(34.4)	0.2	(0.1)	(60.3)
Balance as of December 31, 2014	$(75.4)	$(58.5)	$–	$–	$(133.9)

Other Comprehensive Income/(Loss)

The amounts included in the Statement of Comprehensive Income (Loss) are net of income taxes.

Foreign currency translation reclassification adjustments impacting net income were $80.5 million for 2015, $15.8 million for 2014 and $8.4 million for 2013.  The change in income taxes associated with foreign currency translation adjustments was $(35.9) million for the year ended December 31, 2015 and there were no taxes associated with foreign currency translation adjustments for 2014 and 2013.

The changes in benefit plans net gain/(loss) and prior service (cost)/credit reclassification adjustments impacting net income was $2.0 million, $8.1 million and $(0.2) million for the years ended December 31, 2015, 2014 and 2013, respectively.  The change in income taxes associated with changes in benefit plans net gain/(loss) and prior service (cost)/credit was $6.8 million for the year ended December 31, 2015 was not significant for the prior year periods.

There were no reclassification adjustments impacting net income related to changes in fair value of derivatives qualifying as cash flow hedges for the year ended December 31, 2015 and were insignificant for 2014 and 2013.   There were no income taxes associated with changes in fair values of derivatives qualifying as cash flow hedges for the years ended December 31, 2015, 2014 and 2013.

There were no reclassification adjustments impacting net income related to unrealized gains (losses) on available for sale securities for the year ended December 31, 2015 compared to $0.5 million for 2014 and $0.8 million for 2013.  The change in income taxes associated with net unrealized gains on available for sale securities was $4.3 million, $0.2 million and $1.3 million for the years ended December 31, 2015, 2014 and 2013.

The Company has operations in Canada and other countries. The functional currency for foreign operations is generally the local currency. The value of assets and liabilities of these operations is translated into U.S. dollars at the rate of exchange in effect at the balance sheet date. Revenue and expense items are translated at the average exchange rates during the year. The resulting foreign currency translation gains and losses, as well as offsetting gains and losses on hedges of net investments in foreign operations, are reflected in AOCI. Transaction gains and losses resulting from exchange rate changes on transactions denominated in currencies other than the functional currency are recorded in Other Income.

Reclassifications Out of Accumulated Other Comprehensive Income (dollars in millions)

	Years Ended December 31,						Affected
	2015			2014			Income
	Gross Amount	Tax	Net Amount	Gross Amount	Tax	Net Amount	Statement line item
Foreign currency translation adjustments gains (losses)	$73.4	$7.1	$80.5	$15.8	$–	$15.8	Other Income
Changes in benefit plan net gain/(loss) and prior service (cost)/credit gains (losses)	2.3	(0.3)	2.0	8.1	–	8.1	Operating Expenses
Unrealized net gains (losses) on available for sale securities	–	–	–	0.8	(0.3)	0.5	Other Income
Total Reclassifications out of AOCI	$75.7	$6.8	$82.5	$24.7	$(0.3)	$24.4